Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 — RELATED PARTY TRANSACTIONS

a. Due to related parties

Due to related parties consists of the following:

Name	Related party relationship	June 30, 2024	June 30, 2023
Mrs. Duanrong Liu	Shareholder, Director and Chief Operating Officer	$455,454	$1,451,842
Mr. Lei Xia	Shareholder, Chairman and Chief Executive Officer	4,316	21,943
Other shareholders	Shareholders of the Company	14,774	34,981
Total due to related parties		$474,544	$1,508,766

As of June 30, 2024 and 2023, the balance due to related parties was loan advance from the Company’s shareholders and was used as working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

b. Loan guarantee provided by related parties

In connection with the Company’s short-term borrowings from the PRC banks, the Company’s controlling shareholder and Chief Executive Officer and several other shareholders jointly signed guarantee agreements by pledging their personal properties with the banks to secure the bank loans. The Company also incurred loan origination fees of $36,291, $292,998 and $142,430 for the years ended June 30, 2024, 2023 and 2022 respectively, to be paid to these related parties for providing such loan guarantees (see Note 11).